Investments - Investment Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Net investment income		$ 398,348	$ 376,469	$ 360,668
Funds held interest rate, low end of range		0.10%	0.10%	0.10%
Funds held interest rate, high end of range		10.90%	7.30%	6.50%
Fixed maturities
Net Investment Income [Line Items]
Net investment income		$ 310,152	$ 301,391	$ 290,259
Short-term investments and cash and cash equivalents
Net Investment Income [Line Items]
Net investment income		17,477	4,860	12,000
Other invested assets
Net Investment Income [Line Items]
Net investment income		99,375	90,442	89,129
Equities
Net Investment Income [Line Items]
Net investment income		11,118	12,686	3,918
Funds held and other (1)
Net Investment Income [Line Items]
Net investment income	[1]	10,801	17,871	16,559
Investment Expenses
Net Investment Income [Line Items]
Net investment income		$ (50,575)	$ (50,781)	$ (51,197)

[1]	The Company generally earns investment income on funds held by reinsured companies based upon a predetermined interest rate, either fixed contractually at the inception of the contract or based upon a recognized index. Interest rates ranged from 0.1% to 10.9%, 0.1% to 7.3% and 0.1% to 6.5% for the years ended December 31, 2022, 2021 and 2020, respectively.